Leases - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 58,908	$ 87,598
Additions to right-of-use assets	25,701	653
Depreciation charge for the year	(31,702)	(29,265)
Derecognition of right-of-use assets	0	(78)
Translation differences	48
Closing balance	52,955	58,908
Bare boats
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	55,411	83,698
Additions to right-of-use assets	0	0
Depreciation charge for the year	(28,364)	(28,287)
Derecognition of right-of-use assets	0	0
Translation differences	0
Closing balance	27,047	55,411
Time Charters
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	0	0
Additions to right-of-use assets	24,873	0
Depreciation charge for the year	(2,078)	0
Derecognition of right-of-use assets	0	0
Translation differences	0
Closing balance	22,795	0
Office rental
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,733	3,711
Additions to right-of-use assets	762	0
Depreciation charge for the year	(1,092)	(900)
Derecognition of right-of-use assets	0	(78)
Translation differences	36
Closing balance	2,438	2,733
Company cars
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	764	189
Additions to right-of-use assets	66	653
Depreciation charge for the year	(167)	(78)
Derecognition of right-of-use assets	0	0
Translation differences	12
Closing balance	$ 675	$ 764